Other assets - Non-current and current assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other assets
Guarantees and deposits - Non-Current	$ 19,695,000	$ 20,434,000
Guarantees and deposits - Current	452,000	344,000
Guarantees and deposits - Total	20,147,000	20,778,000
Prepayments and accrued income - Non-Current		18,000
Prepayments and accrued income - Current	7,652,000	6,887,000
Prepayments and accrued income - Total	7,652,000	6,905,000
Advances to suppliers - Current	10,679,000	8,927,000
Advances to suppliers - Non-Current	18,000
Advances to suppliers - Total	10,697,000	8,927,000
Other assets - Non-Current	1,723,000	1,999,000
Other assets - Current	2,933,000	35,856,000
Other assets - Total	4,656,000	37,855,000
Non-Current	21,436,000	22,451,000
Current	21,716,000	52,014,000
Total	43,152,000	74,465,000
Benefit received	$ 1,259,000	$ 32,301,000